Organization and Business Operations (Details) - USD ($)																					3 Months Ended	8 Months Ended	12 Months Ended
	Sep. 14, 2025	Feb. 09, 2025	Dec. 11, 2024	Dec. 10, 2024	Dec. 06, 2024	Oct. 10, 2024	Jul. 26, 2024	Jun. 13, 2024	Apr. 10, 2024	Apr. 05, 2024	Apr. 03, 2024	Mar. 19, 2024	Mar. 12, 2024	Jul. 31, 2023	Jun. 30, 2023	Jun. 21, 2023	Jun. 13, 2023	Aug. 16, 2022	Dec. 28, 2021	Dec. 14, 2021	Mar. 31, 2024	Aug. 17, 2024	Dec. 31, 2024	Dec. 31, 2023	Apr. 07, 2025	Mar. 06, 2025	Feb. 10, 2025	Jan. 10, 2025	Nov. 14, 2024	Oct. 31, 2024	Oct. 15, 2024	Sep. 12, 2024	Aug. 08, 2024	Jul. 22, 2024	Jul. 10, 2024	Jun. 14, 2024	May 16, 2024	May 14, 2024	Apr. 16, 2024	Mar. 13, 2024	Feb. 09, 2024	Jan. 08, 2024	Jul. 17, 2023
Organization and Business Operations [Line Items]
Aggregate shares (in Shares)					500,000
Underwriting fees																							$ 5,000,000
Deferred underwriting fees payable																							8,956,250
Other offering cost																							463,896
Deferred underwriting commissions																							8,956,250
Outstanding amount																							$ 8,956,250
Percentage of fair market value			1.00%															1.00%					1.00%
Public per share (in Dollars per share)																							$ 10.1
Aggregate shares percentage																							15.00%
Public shares percentage																							100.00%
Dissolution expenses																							$ 100,000
Deposited into trust account			$ 6,203																				850,640						$ 25,756		$ 25,756	$ 25,756	$ 25,756		$ 25,756	$ 25,756		$ 25,756	$ 25,756	$ 25,756	$ 60,000	$ 60,000
Amount withdrawn from trust account								$ 239,604,919		$ 10,179,663
Aggregate amount																							$ 231,800
Percentage of accrues interest									6.00%
Misallocated restricted funds						$ 800,000			$ 800,000
Price per share in trust account (in Dollars per share)																							$ 10.1
U.S. federal excise tax																							21.00%	21.00%
Excise tax payable			114,980																				$ 3,501,166	$ 2,396,049
Redemption amount paid to trust account										$ 10,179,663
Excise tax liability																							328,438,920							$ 2,396,049
Total amount of penalties																							$ 888,340
Penalties and interest rate percentage																							10.00%
Underpayment penalty																							0.50%
Total liability																							25.00%
Restricted funds																					$ 1,600,000			1,800,000
Income taxes payable												$ 428,912
General operating expense									669,440												$ 669,440		$ 952,122
Income tax paid																							2,199,449
Interest and penalties incurred																							61,891											$ 79,849
Prepaid income taxe																							43,257
Prepaid income taxes																							601,348
Restricted cash balance amount																								1,824,893
Cash																							142,260
Restricted cash and cash equivalents																								1,824,893
Working capital deficit																							9,284,859
Investment held in trust account																							3,666,439	24,387,525
Working capital loans																							$ 1,155,205	$ 360,060
Convertible per unit (in Dollars per share)																							$ 10
Common Stock [Member]
Organization and Business Operations [Line Items]
Price per share (in Dollars per share)																							$ 9.2
Redeemed value				$ 11,497,959
Business Combination [Member]
Organization and Business Operations [Line Items]
Business combination percentage																							50.00%
Net tangible assets																							$ 5,000,001
Subscription Agreement [Member]
Organization and Business Operations [Line Items]
Sponsor amount					$ 200,000
Aggregate funded amount					$ 500,000
Trust Agreement [Member]
Organization and Business Operations [Line Items]
Prepaid income taxes																							$ 439,137
Subsequent Event [Member]
Organization and Business Operations [Line Items]
Deposited into trust account																										$ 6,203	$ 6,203	$ 6,203
Subsequent Event [Member] | Subscription Agreement [Member]
Organization and Business Operations [Line Items]
Sponsor amount		$ 500,000
Chief Executive Officer [Member]
Organization and Business Operations [Line Items]
Principal amount									600,000
President and Director [Member]
Organization and Business Operations [Line Items]
Principal amount									200,000
Forecast [Member]
Organization and Business Operations [Line Items]
Deferred underwriting fees payable	$ 8,956,250
Deposited into trust account																									$ 6,203
IPO [Member]
Organization and Business Operations [Line Items]
Aggregate shares (in Shares)																							3,750,000
Price per share (in Dollars per share)																				$ 10			$ 10.1
Additional gross proceeds																				$ 250,000,000
Offering costs																							$ 14,420,146
Net proceeds of initial public offering																							$ 252,500,000
Deposits in trust account established													$ 40,000
Common stock issued and outstanding per share (in Dollars per share)													$ 0.02
Net tangible assets													$ 5,000,001
IPO [Member] | Warrant [Member]
Organization and Business Operations [Line Items]
Price per share (in Dollars per share)																							$ 10
Sale of additional units (in Shares)																							25,375,000
Private Placement Unit [Member]
Organization and Business Operations [Line Items]
Aggregate shares (in Shares)																			3,750				950,000
Price per share (in Dollars per share)																			$ 10				$ 10
Generating gross proceeds																			$ 37,500				$ 9,500,000
Over-Allotment Option [Member]
Organization and Business Operations [Line Items]
Aggregate shares (in Shares)																			3,750
Additional gross proceeds																			$ 3,750,000
Sale of additional units (in Shares)																			375,000
Unsecured Promissory Note [Member]
Organization and Business Operations [Line Items]
Principal amount									200,000
Promissory Note With Related Party [Member]
Organization and Business Operations [Line Items]
Principal amount							$ 422,182		1,500,000					$ 60,000
Amount received																							$ 422,182
Kirthiga Reddy [Member]
Organization and Business Operations [Line Items]
Principal amount									$ 600,000
Trust Account [Member]
Organization and Business Operations [Line Items]
Percentage of fair market value																							80.00%	1.00%
Public per share (in Dollars per share)																							$ 10.1
Redeemed shares (in Shares)				977,625																			101,797
Redeemed value			$ 11,497,959
Aggregate amount																$ 2,400,000
Price per share in trust account (in Dollars per share)																							$ 10.1
Tax purposes															$ 328,000							$ 328,000
Restricted funds																								$ 240,528
Interest and dividend income												$ 252,108
General operating expense																							$ 669,440
Income tax paid											$ 720,192
Tender [Member]
Organization and Business Operations [Line Items]
Redeemed shares (in Shares)								23,176,961					910,258
Sponsor [Member]
Organization and Business Operations [Line Items]
Principal amount						$ 1,500,000
Income tax																							658,686														$ 820,571
Working capital loans																							$ 1,500,000
Athena Technology Acquisition Corp. II [Member]
Organization and Business Operations [Line Items]
Incorporated date																							May 20, 2021
Class A Common Stock [Member]
Organization and Business Operations [Line Items]
Aggregate shares (in Shares)				0.02	200,000
Price per share (in Dollars per share)				$ 11.76
Common stock, par value (in Dollars per share)																							$ 0.0001	$ 0.0001
Redeemed shares (in Shares)										910,258			910,258			23,176,961	23,176,961
Redeemed value																$ 239,604,919
Common stock, shares (in Shares)																8,881,250							9,835,000	9,835,000
Conversion of shares (in Shares)																8,881,250
Common stock, shares outstanding (in Shares)																							9,835,000	9,835,000
Percentage of outstanding shares																							81.70%
Trust account				$ 25,000
Shares exercised (in Shares)				977,625
Class A Common Stock [Member] | Warrant [Member]
Organization and Business Operations [Line Items]
Exercise price of warrant (in Dollars per share)																				$ 11.5																							$ 11.5
Class A Common Stock [Member] | Conversion of Common Stock [Member]
Organization and Business Operations [Line Items]
Common stock, shares (in Shares)																							12,033,039
Common stock, shares outstanding (in Shares)																							12,033,039
Class A Common Stock [Member] | Common Stock [Member]
Organization and Business Operations [Line Items]
Common stock, shares (in Shares)																							10,145,156	12,033,039
Common stock, shares outstanding (in Shares)																							10,145,156	12,033,039
Class A Common Stock [Member] | IPO [Member]
Organization and Business Operations [Line Items]
Aggregate shares (in Shares)																				25,000,000
Exercise price of warrant (in Dollars per share)																							$ 11.5
Class A Common Stock [Member] | Private Placement Unit [Member] | Warrant [Member]
Organization and Business Operations [Line Items]
Exercise price of warrant (in Dollars per share)																							$ 11.5
Class A Common Stock [Member] | First Extension Special Meeting [Member]
Organization and Business Operations [Line Items]
Outstanding common stock not redeemed																	$ 60,000
Outstanding common stock not redeemed per share (in Dollars per share)																	$ 0.03
Common stock, par value (in Dollars per share)																	0.0001
Redeemed shares (in Shares)																							23,176,961
Class A Common Stock [Member] | Sponsor [Member]
Organization and Business Operations [Line Items]
Common stock, shares (in Shares)					200,000
Class A Common Stock [Member] | Sponsor [Member] | Subsequent Event [Member]
Organization and Business Operations [Line Items]
Common stock, shares (in Shares)		300,000
Class B Common Stock [Member]
Organization and Business Operations [Line Items]
Common stock, par value (in Dollars per share)																							$ 0.0001	$ 0.0001
Common stock, shares (in Shares)
Common stock, shares outstanding (in Shares)
Class B Common Stock [Member] | First Extension Special Meeting [Member]
Organization and Business Operations [Line Items]
Common stock, par value (in Dollars per share)																	$ 0.0001
Class B Common Stock [Member] | Sponsor [Member]
Organization and Business Operations [Line Items]
Common stock, par value (in Dollars per share)																$ 0.0001
Risks and Uncertainties [Member]
Organization and Business Operations [Line Items]
U.S. federal excise tax																		1.00%